Property, Plants and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plants and Equipment, Net [Abstract]
Schedule of the Composition and Movement	Composition and movement:
	Software	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total

Cost:
Balance as of January 1, 2022	$1,623	$1,444	$3,839	$8,106	$3,725	$18,737
Additions during the year:
Purchases	110	9	1,365	2,702	195	4,381
Acquisition of subsidiaries	4	-	55	112	8	179
Adjustments arising from translating financial statements of foreign operations	(220)	(181)	(555)	(1,668)	1,996	(628)
Decreases during the year:
Disposals	(25)	(2)	(309)	(632)	(44)	(1,012)

Balance as of December 31, 2022	$1,492	$1,270	$4,395	$8,620	$5,880	$21,657

Accumulated depreciation:
Balance as of January 1, 2022	$1,510	$1,240	$2,480	$6,594	$1,041	$12,865
Additions during the year:
Depreciation	47	4	583	1,192	84	1,910
Disposals	(23)	(2)	(284)	(580)	(41)	(930)
Adjustments arising from translating financial statements of foreign operations	(135)	(152)	104	(520)	177	(526)

Balance as of December 31, 2022	$1,399	$1,090	2,883	$6,686	$1,261	$13,319

Depreciated cost at December 31, 2022	$93	$180	$1,512	$1,934	$4,619	$8,338
	Software	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total

Cost:
Balance as of January 1, 2023	$1,492	$1,270	$4,395	$8,620	$5,880	$21,657
Additions during the year:
Purchases	463	3	491	591	70	1,618
Acquisitions of subsidiaries	25	2	302	616	43	988
Adjustments arising from translating financial statements of foreign operations	(22)	(19)	(255)	(150)	(136)	(582)
Decreases during the year:
Disposals	(3)	(94)	(52)	(58)	(7)	(214)

Balance as of December 31, 2023	$1,955	$1,162	$4,881	$9,619	$5,850	$23,467

Accumulated depreciation:
Balance as of January 1, 2023	$1,399	$1,090	2,883	$6,686	$1,261	$13,319
Additions during the year:
Depreciation	46	48	563	816	448	1,921
Disposals	(3)	(94)	(51)	(48)	(7)	(203)
Acquisitions of subsidiaries	21	-	257	528	37	843
Adjustments arising from translating financial statements of foreign operations	(36)	(48)	(46)	(241)	(30)	(401)

Balance as of December 31, 2023	$1,427	$996	3,606	$7,741	$1,709	$15,479

Depreciated cost at December 31, 2023	$528	$166	$1,275	$1,878	$4,141	$7,988